Derivative instruments and hedging activities - Schedule of information about written credit derivatives by external credit rating of underlying asset (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2021	Mar. 31, 2021
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 18,343	¥ 17,705
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7,037	7,035
Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		10,826	10,235
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		473	396
Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7	39
AAA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		296	312
AAA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		200	198
AAA [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		96	114
AAA [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AAA [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,419	1,346
AA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,226	1,218
AA [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		193	128
AA [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
AA [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
A [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,905	3,771
A [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,920	1,887
A [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,982	1,880
A [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3	4
A [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
BBB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		8,181	8,661
BBB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,153	2,098
BBB [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,719	6,294
BBB [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		309	237
BBB [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			32
BB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,234	2,233
BB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		738	753
BB [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,431	1,415
BB [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		58	58
BB [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7	7
Other [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	1,308	1,382
Other [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	800	881
Other [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	405	404
Other [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	103	97
Other [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]

[1]	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.